Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses

	2010	2011	2012
Crew wages and related costs	$8,987,311	$8,604,570	$8,881,037
Insurance	3,304,267	2,484,196	2,496,368
Repairs and maintenance	1,026,780	841,574	1,057,722
Spares and consumable stores	5,735,741	5,505,221	5,566,955
Miscellaneous expenses	920,707	582,455	806,002
Total	$19,974,806	$18,018,016	$18,808,084